Revenue and other operating income - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
TCE rates per day for VLCCs	$ 15,000	$ 13,000
Average VLCC hire days	6,600	6,600
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
TCE rates per day for VLCCs	17,600	11,750
Average VLCC hire days	$ 3,680	$ 3,680